Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Debentures [Line Items]
Convertible debentures	$ 1,157,057	$ 1,597,404
Convertible debentures	1,157,057	2,475,824
September 2023 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Convertible debentures		2,475,824
January 2024 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Convertible debentures	53,928
August 2024 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Convertible debentures	$ 1,103,129